BANK LOANS	6 Months Ended
Dec. 31, 2024
BANK LOANS
BANK LOANS

NOTE 13. BANK LOANS

Short-term bank loans consisted of the following:

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Bank of Kunlun (1)	¥843,487	¥—	$—
Industry and Commercial Bank of China (“ICBC”) (2)	10,000,000	10,000,000	1,369,994
China Construction Bank (3)	1,106,091	1,106,212	151,550
Industry and Commercial Bank of China (“ICBC”) (4)	476,381	476,424	65,271
Total short-term bank loans	¥12,425,959	¥11,582,636	$1,586,815
(1)	On August 31, 2022, the Company entered into a loan agreement with Bank of Kunlun to borrow up to ¥2,900,000 ($397,298) as working capital for eighteen months, with a maturity date of February 29, 2024. The loan has a fixed interest rate of 6.0% per annum. The Company made a withdrawal in an amount of ¥1,000,000 ($136,999) on August 31, 2022. The loan is guaranteed by the non-controlling shareholder of Gan Su BHD. The Company also pledged the accounts receivable from the contracts the Company entered into with CNPC as collateral for this loan, and the total value of the contracts are approximately ¥6.5 million (approximately $1.0 million). As of December 31, 2024, the bank loan has been repaid.
(2)	On June 25, 2024, the Company entered into a revolving loan facility with ICBC to borrow up to ¥10,000,000 ($1,369,994) as working capital for one year, with a maturity date of June 24, 2025. The loan has a fixed interest rate of 2.8% per annum. The Company made a withdrawal in an amount of ¥10,000,000 ($1,369,994)) on June 25, 2024. This loan is pledged by the self-owned housing property of one of the founders of the Company with carrying value of approximately ¥17.0 million ($2.3 million) as collateral for this loan.
(3)	On June 11, 2024, the Company entered into a revolving loan facility with China Construction Bank to borrow up to ¥1,105,000 ($151,384) as working capital for twelve months, with a maturity date of June 11, 2025. The loan has a fixed interest rate of 3.95% per annum. The non-controlling shareholders of FGS are co-borrowers.
(4)	On June 18, 2024, the Company entered into a revolving loan facility with ICBC to borrow up to ¥476,000 ($65,211) as working capital for twelve months, with a maturity date of June 18, 2025. The loan has a fixed interest rate of 3.2% per annum.

Interest expense for the short-term bank loan was ¥159,276 and ¥169,930 ($23,280) for the six months ended December 31,2023 and 2024, respectively.